Employee Benefits (Detail Textuals) - USD ($)	1 Months Ended	12 Months Ended
	Jul. 31, 2010	Dec. 31, 2016	Dec. 31, 2015
Employee Benefits Disclosure [Line Items]
Deferred compensation amount		$ 4,680,268	$ 4,492,594
Purchase of shares for ESOP	41,614
Price paid per share	$ 10
Common stock acquired by the ESOP	$ 416,140
ESOP compensation expense		108,421	90,649
Deferred Compensation Plan
Employee Benefits Disclosure [Line Items]
Deferred compensation amount		2,591,531	2,521,997
Compensation expense		133,988	137,731
Deferred compensation agreements
Employee Benefits Disclosure [Line Items]
Deferred compensation amount		2,088,737	1,970,597
Compensation expense		$ 182,796	233,731
Deferred compensation discount rate		4.75%
401(k) Plan
Employee Benefits Disclosure [Line Items]
Contribution by employer		$ 223,615	$ 216,508
Annual interest rate		1.85%	1.85%